Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jun. 20, 2019	Jun. 13, 2019	Jun. 10, 2019	Jun. 10, 2019	Mar. 12, 2019	Mar. 12, 2019	Jun. 30, 2019	Jun. 30, 2019	Apr. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Sale of common stock, Shares				15,000,000
Proceeds from issuance of common stock												$ 25,000	$ 25,000	$ 25,000
Sale of stock price per unit			$ 10.00	$ 10.00
Number of shares of common stock per unit			1	1
Common stock, par value			$ 0.0001	$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Holding period of shares for completion of initial business combination											12 months			12 months
Number of trading period for transfer of shares											20 days				20 days
Number of consecutive trading period for transfer of shares											30 days				30 days
Underwriters option period														45 days
Paid an underwriting discount		$ 0.20
Repayment of promissory notes to related party												$ 99,937	$ 99,937	$ 99,937
Conversion price per unit											$ 10.00
Maximum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares											90 days				90 days
Warrants
Related Party Transaction [Line Items]
Exercise price of warrants			$ 11.50	$ 11.50							$ 11.50				$ 11.50
Warrants | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants											9.50				9.50
Warrants | Rights
Related Party Transaction [Line Items]
Right to receive common stock			0.20	0.20
Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares											12.50				12.50
Common Stock | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants											$ 9.50				$ 9.50
Common Stock | Rights
Related Party Transaction [Line Items]
Right to receive common stock											0.05				0.05
Working Capital Note
Related Party Transaction [Line Items]
Aggregate principal amount to sponser											$ 300,000				$ 300,000
Private Placement
Related Party Transaction [Line Items]
Aggregate number of shares issued		75,000
Sale of stock price per unit		$ 10.00													$ 10.00
Private Placement | Rights
Related Party Transaction [Line Items]
Right to receive common stock											1				1
Underwriters
Related Party Transaction [Line Items]
Share price per share														$ 10
Sale of stock price per unit		$ 10.00
Number of additional units purchased by underwriters		2,250,000
Underwriters | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares														120,000
Sponsor and Northland Investment
Related Party Transaction [Line Items]
Sale of common stock, Shares					2,500,000	2,500,000
Proceeds from issuance of common stock					$ 25,000	$ 25,000
Share price per share					$ 0.0100	$ 0.0100
Common stock dividends, shares									0.4930
Shares, outstanding									3,732,500
EarlyBird
Related Party Transaction [Line Items]
Sale of common stock, Shares										68,041
Share price per share							$ 0.0067	$ 0.0067		$ 0.0067		$ 0.0067
Aggregate purchase price										$ 670
EarlyBird | Private Placement
Related Party Transaction [Line Items]
Aggregate number of shares issued											29,900				29,900
EarlyBird Group
Related Party Transaction [Line Items]
Sale of common stock, Shares										31,959
Share price per share							$ 0.0067	$ 0.0067		$ 0.0067		$ 0.0067
Aggregate purchase price										$ 670
Sponsor, Northland Investment, EarlyBird and The EarlyBird Group Holding
Related Party Transaction [Line Items]
Common stock dividends, shares							0.1541	0.1541
Shares, outstanding											4,307,500			4,307,500	4,307,500
Founders
Related Party Transaction [Line Items]
Share price per share														$ 0.005804
Founders | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares														4,307,500
Founders | Private Placement
Related Party Transaction [Line Items]
Share price per share														$ 10
Aggregate number of shares issued			492,500	492,500
Sale of stock price per unit			$ 10.00	$ 10.00
Founders | Private Placement | Second Closing of Offering
Related Party Transaction [Line Items]
Aggregate number of shares issued		75,000
Sale of stock price per unit		$ 10.00
Founders | Private Placement | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares														567,500
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Repayment of promissory notes to related party	$ 99,937
Repayment of promissory notes														The promissory note was non-interest bearing, unsecured and was repaid in full on June 20, 2019.
Sponsor | Private Placement
Related Party Transaction [Line Items]
Aggregate number of shares issued											481,250				481,250
Northland Investment | Private Placement
Related Party Transaction [Line Items]
Aggregate number of shares issued											56,350				56,350
Northland Investment | Private Underwriter Shares
Related Party Transaction [Line Items]
Aggregate number of shares issued			100,000	100,000
Sale of stock price per unit			$ 10.00	$ 10.00
Northland Investment | Underwriters
Related Party Transaction [Line Items]
Aggregate number of shares issued		20,000
Sale of stock price per unit		$ 10.00
Sponsor Northland Investment And Early Bird | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit											1				1
Common stock, par value											$ 0.0001				$ 0.0001
Sponsor Northland Investment And Early Bird | Private Placement | Rights
Related Party Transaction [Line Items]
Right to receive common stock											0.05				1
Sponsor Northland Investment And Early Bird | Private Placement | Warrants
Related Party Transaction [Line Items]
Right to receive common stock											1				1
Exercise price of warrants											$ 11.50				$ 11.50
Underwriters
Related Party Transaction [Line Items]
Sale of stock price per unit		$ 10.00
Option to purchase additional units to cover over-allotments														2,250,000
Number of additional units purchased by underwriters		2,250,000
GigFounders, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor											$ 20,000				$ 20,000